EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Basic Earnings Per Share [Abstract]
Profit/(loss) for the year	R 1,439.9	R 635.0	R 78.5
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares [Abstract]
Weighted average number of ordinary shares in issue	855,113,791	769,941,874	664,553,283
Effect of Sibanye-Stillwater Option	0	9,464,684	15,387,695
Effect of equity-settled share-based payment	5,935,215	4,283,001	0
Diluted weighted average number of ordinary shares	861,049,006	783,689,559	679,940,978
SA cents per share [Abstract]
Basic earnings per share	R 168.4	R 82.5	R 11.8
Diluted earnings per share	R 167.2	R 81.0	R 11.5